STOCKHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			13 Months Ended
	Feb. 21, 2012	Feb. 28, 2015 USD ($)	Feb. 28, 2015 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 ILS	Jan. 31, 2014 USD ($)	Jan. 31, 2014 ILS	Jan. 31, 2013 USD ($)	Jan. 31, 2013 ILS
STOCKHOLDERS' EQUITY [Abstract]
Treasury stock acquired				2,507,314	2,507,314	2,507,314
Percentage of outstanding stock in treasury stock				10.70%	10.70%	10.70%
Dividend rate as a percentage of net profits	50.00%
Dividend paid		$ 7,000	27,300	$ 15,697	$ 13,502	$ 33,308	$ 20,500	72,400	$ 17,200	61,100	$ 36,100	135,400
Cash dividend declared, value per share		$ 0.33
Dividends payable date		2015-04	2015-04